CAPITAL LEASES (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Total capital leases payable	$ 59,214	$ 0
Less current portion	(19,110)	0
Long term portion	40,104	0
Capital equipment lease dated April 5, 2018 [Member]
Total capital leases payable	15,625	0
Capital equipment lease dated May 8, 2018 [Member]
Total capital leases payable	17,850	0
Capital equipment lease dated June 27, 2018 [Member]
Total capital leases payable	$ 25,739	$ 0